United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/14

Date of Reporting Period: Quarter ended 06/30/13

Item 1. Schedule of Investments

Tax-Free Money Market Fund
Portfolio of Investments
June 30, 2013 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—102.0%[1,2]
		Alabama—3.6%
$25,000,000		Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.110%, 7/1/2013	$25,000,000
35,000,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2010B) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.110%, 7/5/2013	35,000,000
28,500,000		Mobile, AL IDB, PCRBs (Series 2007B), 0.40% TOBs (Alabama Power Co.), Mandatory Tender 4/2/2014	28,500,000
3,130,000		Taylor-Ryan Improvement District No. 2, AL, (Series 2005) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.070%, 7/5/2013	3,130,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, [ctag:bx[New York LOC), 0.120%, 7/3/2013	10,000,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 7/3/2013	10,000,000
30,000,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(PNC Bank, N.A. LOC), 0.100%, 7/5/2013	30,000,000
		TOTAL	141,630,000
		Alaska—1.7%
8,375,000	[3,4]	Alaska State Housing Finance Corp., SPEARs (Series DB-507) Weekly VRDNs (Deutsche Bank AG LIQ), 0.110%, 7/5/2013	8,375,000
15,310,000	[3,4]	Alaska State Housing Finance Corp., SPEARs (Series DB-532) Weekly VRDNs (Deutsche Bank AG LIQ), 0.070%, 7/5/2013	15,310,000
42,600,000		Valdez, AK Marine Terminal, (Series 1994C) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.080%, 7/3/2013	42,600,000
		TOTAL	66,285,000
		Arizona—1.4%
2,400,000		Ak-Chin Indian Community, AZ, (Series 2008) Weekly VRDNs (Bank of America N.A. LOC), 0.070%, 7/5/2013	2,400,000
34,995,000	[3,4]	Arizona Health Facilities Authority, Floater Certificates (Series 2008-3256) Weekly VRDNs (Banner Health)/(Deutsche Bank AG LIQ), 0.070%, 7/5/2013	34,995,000
14,000,000	[3,4]	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.060%, 7/5/2013	14,000,000
6,035,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.070%, 7/5/2013	6,035,000
		TOTAL	57,430,000
		Arkansas—0.2%
8,000,000		Fort Smith, AR Tax Exempt Recovery Zone Facility, (Series 2010) Weekly VRDNs (Mitsubishi Power Systems Americas)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.090%, 7/5/2013	8,000,000
		California—9.2%
2,000,000		California Enterprise Development Authority, (Series 2010) (Frank-Lin Distillers Products, Ltd. project) Weekly VRDNs (The LBM Partnership, LP)/(Wells Fargo Bank, N.A. LOC), 0.070%, 7/5/2013	2,000,000
12,200,000		California Enterprise Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Regional Properties, Inc.)/(FHLB of San Francisco LOC), 0.070%, 7/5/2013	12,200,000
10,000,000		California Health Facilities Financing Authority, (Series 2006D), 0.18% CP (Kaiser Permanente), Mandatory Tender 9/12/2013	10,000,000
14,500,000		California Infrastructure & Economic Development Bank, (Series 2008) Weekly VRDNs (Santa Barbara Center for the Performing Arts)/(Bank of America N.A. LOC), 0.070%, 7/5/2013	14,500,000
2,825,000		California Municipal Finance Authority, (Series 2008) Weekly VRDNs (Gideon Hausner Jewish Day School)/(U.S. Bank, N.A. LOC), 0.060%, 7/5/2013	2,825,000
8,100,000		California PCFA, (Series 2009A) Weekly VRDNs (Garden City Sanitation, Inc.)/(Union Bank, N.A. LOC), 0.070%, 7/3/2013	8,100,000
2,585,000		California PCFA, (Series 2010A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 0.080%, 7/3/2013	2,585,000
1,200,000		California Statewide Communities Development Authority MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.060%, 7/5/2013	1,200,000
21,795,000	[3,4]	East Side Union High School District, CA, Stage Trust (Series 2011-120C), 0.32% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/9/2014	21,795,000
5,000,000	[3,4]	Fremont, CA USD, Stage Trust (Series 2012-108C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.060%, 7/5/2013	5,000,000
40,540,000	[3,4]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 7/5/2013	40,540,000
6,665,000	[3,4]	Grossmont-Cuyamaca, CA CCD, Stage Trust (Series 2008-31Z), 0.30% TOBs (Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 7/25/2013	6,665,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$12,685,000	[3,4]	Huntington Beach, CA Union High School District, SPEARs (Series DBE-383) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 7/5/2013	$12,685,000
15,000,000		Los Angeles County, CA, 2.00% TRANs, 6/30/2014	15,271,650
11,735,000	[3,4]	Napa Valley, CA CCD, SPEARs (Series DBE-630) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 7/5/2013	11,735,000
17,625,000	[3,4]	Napa Valley, CA USD, Stage Trust (Series 2009-80Z), 0.30% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 7/25/2013	17,625,000
11,000,000	[3,4]	Nuveen California Investment Quality Municipal Fund, Inc., (1056 Series 2), Weekly VRDPs, (GTD by Royal Bank of Canada), 0.140%, 7/5/2013	11,000,000
4,500,000	[3,4]	Nuveen California Quality Income Municipal Fund, Inc., (Series 1), Weekly VRDPs, (GTD by Citibank NA, New York), 0.140%, 7/5/2013	4,500,000
26,000,000	[3,4]	Nuveen California Select Quality Municipal Fund, Inc., (Series 1), Weekly VRDPs, (GTD by Citibank NA, New York), 0.140%, 7/5/2013	26,000,000
17,285,000	[3,4]	Palomar, CA CCD, Stage Trust (Series 2008-18C), 0.30% TOBs (Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 7/25/2013	17,285,000
12,330,000	[3,4]	Rancho Santiago, CA CCD, SPEARs (Series DBE-363) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 7/5/2013	12,330,000
12,500,000		San Bernardino County, CA, (Series A), 2.00% TRANs, 6/30/2014	12,726,375
8,770,000	[3,4]	San Bernardino, CA CCD, SPEARs (Series DBE-303) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 7/5/2013	8,770,000
350,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DBE-430) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 7/5/2013	350,000
33,700,000	[3,4]	Santa Clara County, CA, Stage Trust (Series 2009-19C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.060%, 7/5/2013	33,700,000
18,455,000	[3,4]	Sierra, CA Joint CCD, SPEARs (Series DBE-384) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 7/5/2013	18,455,000
13,715,000	[3,4]	Simi Valley, CA USD, SPEARs (Series DBE-431) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 7/5/2013	13,715,000
18,450,000		Tustin, CA USD, Special Tax District: Community Facilities District #07-1, (Series 2010) Daily VRDNs (Bank of America N.A. LOC), 0.110%, 7/1/2013	18,450,000
4,000,000	[3,4]	Victor Valley, CA CCD, Stage Trust (Series 2009-34C) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.080%, 7/5/2013	4,000,000
		TOTAL	366,008,025
		Colorado—0.3%
9,825,000		Aurora, CO, (Series 2008B) Weekly VRDNs (The Children's Hospital Association)/(U.S. Bank, N.A. LOC), 0.050%, 7/5/2013	9,825,000
1,075,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Servies, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 7/5/2013	1,075,000
260,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 0.470%, 7/5/2013	260,000
		TOTAL	11,160,000
		Connecticut—4.7%
5,000,000		Bridgeport, CT, 1.50% TANs, 8/15/2013	5,007,867
3,000,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.090%, 7/3/2013	3,000,000
10,600,000		Connecticut Development Authority, (Series 1999), 0.37% CP (New England Power Co.), Mandatory Tender 7/17/2013	10,600,000
7,280,000		Connecticut State Health & Educational Facilities, (Series A) Weekly VRDNs (CIL Community Resources, Inc.)/(HSBC Bank USA, N.A. LOC), 0.060%, 7/5/2013	7,280,000
3,330,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Central Connecticut Coast YMCA)/(RBS Citizens Bank N.A. LOC), 0.110%, 7/5/2013	3,330,000
3,500,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Hotchkiss School)/(U.S. Bank, N.A. LIQ), 0.070%, 7/5/2013	3,500,000
5,000,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.070%, 7/3/2013	5,000,000
16,455,000		Connecticut State HEFA, (Series D) Weekly VRDNs (Choate Rosemary Hall)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 7/5/2013	16,455,000
20,590,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 7/3/2013	20,590,000
64,045,000		Connecticut State HFA, (2008 Series E) Weekly VRDNs (Bank of America N.A. LIQ), 0.080%, 7/5/2013	64,045,000
1,545,000		Connecticut State HFA, (Series 2008) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.050%, 7/5/2013	1,545,000
4,835,000		Connecticut State HFA, (Series 2010) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.060%, 7/5/2013	4,835,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Connecticut—continued
$6,500,000		Derby, CT, 0.75% BANs, 9/5/2013	$6,505,264
2,500,000		Griswold, CT, 0.75% BANs, 11/12/2013	2,504,126
20,000,000		Hartford County, CT Metropolitan District, 2.00% BANs, 3/25/2014	20,263,555
7,000,000		Hartford, CT, 2.00% BANs, 4/10/2014	7,093,063
4,000,000		Seymour, CT, (Series B), 1.50% BANs, 8/1/2013	4,003,935
		TOTAL	185,557,810
		District of Columbia—0.9%
5,000,000		District of Columbia Revenue, (Series 2007) Weekly VRDNs (Population Services International)/(SunTrust Bank LOC), 0.180%, 7/3/2013	5,000,000
14,970,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.060%, 7/5/2013	14,970,000
15,935,000	[3,4]	District of Columbia, Stage Trust (Series 2012-97C), 0.37% TOBs (District of Columbia Income Tax Secured Revenue Bonds)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 11/14/2013	15,935,000
		TOTAL	35,905,000
		Florida—7.0%
7,630,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT)/(Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.060%, 7/5/2013	7,630,000
3,855,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 7/5/2013	3,855,000
9,490,000		Collier County, FL Educational Facilities Authority, (Series 2007) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 7/5/2013	9,490,000
16,535,000		Collier County, FL Educational Facilities Authority, (Series 2008) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 7/5/2013	16,535,000
6,890,000		Collier County, FL IDA, (Series 2005) Weekly VRDNs (Ave Maria Utility Company)/(SunTrust Bank LOC), 0.230%, 7/3/2013	6,890,000
1,500,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments) Weekly VRDNs (TWC Twenty-Two )/(Citibank NA, New York LOC), 0.100%, 7/3/2013	1,500,000
15,135,000	[3,4]	Florida State Board of Education, Floater Certificates (Series 2008-2929) Weekly VRDNs (Florida State)/(Credit Suisse, Zurich LIQ), 0.060%, 7/5/2013	15,135,000
26,160,000	[3,4]	Highlands County, FL Health Facilities Authority, Stage Trust (Series 2009-84C) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 7/5/2013	26,160,000
18,000,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645), 0.100% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ) 7/5/2013	18,000,000
10,300,000	[3,4]	JEA, FL Water & Sewer System, Stage Trust (Series 2010-6C), 0.37% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 12/11/2013	10,300,000
7,350,000		Jacksonville, FL HFDC, (Series 2002) Weekly VRDNs (University of Florida Jacksonville Physicians, Inc.)/(Bank of America N.A. LOC), 0.120%, 7/3/2013	7,350,000
45,960,000		Jacksonville, FL PCR, (Series 1994), 0.22% CP (Florida Power & Light Co.), Mandatory Tender 7/11/2013	45,960,000
1,345,000		Martin County, FL IDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of the Treasure Coast, FL)/(SunTrust Bank LOC), 0.180%, 7/3/2013	1,345,000
2,000,000		North Broward Florida Hospital District, (Series 2007) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.050%, 7/5/2013	2,000,000
2,000,000	[3,4]	Orange County, FL School Board, Floater Certificates (Series 2008-2988) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.110%, 7/5/2013	2,000,000
20,000,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0107) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.090%, 7/5/2013	20,000,000
13,450,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds MVRENs (Series 2011A), 0.170%, 7/5/2013	13,450,000
21,010,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.070%, 7/1/2013	21,010,000
7,765,000	[3,4]	St. Petersburg, FL HFA, Stage Trust (Series 2009-14C), 0.30% TOBs (All Children's Hospital)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 7/25/2013	7,765,000
12,500,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.19% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 10/18/2013	12,500,000
8,000,000		Tampa, FL, (Baycare Health System), Health System Revenue Bonds MVRENs (Series 2012B), 0.160%, 7/5/2013	8,000,000
20,095,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 7/5/2013	20,095,000
		TOTAL	276,970,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—2.6%
$2,200,000		Appling County, GA Development Authority, (First Series 2011) Daily VRDNs (Georgia Power Co.), 0.080%, 7/1/2013	$2,200,000
40,000,000		Bartow County, GA Development Authority, (1st Series 2009) Weekly VRDNs (Georgia Power Co.), 0.140%, 7/3/2013	40,000,000
10,125,000		Coweta County, GA Development Authority, (First Series 2006) Daily VRDNs (Georgia Power Co.), 0.090%, 7/1/2013	10,125,000
7,700,000		DeKalb County, GA MFH Authority, (Series 1995) Weekly VRDNs (Wood Crow Terrace Associates, LP)/(Mizuho Corporate Bank Ltd. LOC), 0.090%, 7/5/2013	7,700,000
13,870,000		Effingham County, GA Development Authority, (Series 2003) Daily VRDNs (Georgia Power Co.), 0.090%, 7/1/2013	13,870,000
4,300,000		Floyd County, GA Development Authority PCRB, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.080%, 7/1/2013	4,300,000
19,600,000		Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.090%, 7/1/2013	19,600,000
4,040,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 7/3/2013	4,040,000
		TOTAL	101,835,000
		Idaho—0.6%
24,000,000		Power County, ID IDC, (Series 2012) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.110%, 7/3/2013	24,000,000
		Illinois—6.0%
15,320,000	[3,4]	Chicago, IL Board of Education, Stage Trust (Series 2010-28C), 0.37% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/5/2013	15,320,000
9,005,000		Chicago, IL MFH Revenue Weekly VRDNs (St. Luke Renaissance)/(BMO Harris Bank, N.A. LOC), 0.120%, 7/5/2013	9,005,000
15,940,000		Chicago, IL Midway Airport, (Series C-1) Weekly VRDNs (Bank of Montreal LOC), 0.080%, 7/5/2013	15,940,000
1,950,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.060%, 7/5/2013	1,950,000
16,610,000	[3,4]	Chicago, IL Water Revenue, Clipper Tax-Exempt Certificates Trust (Series 2012-1A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.060%, 7/5/2013	16,610,000
32,050,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.200%, 7/5/2013	32,050,000
15,400,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(PNC Bank, N.A. LOC), 0.070%, 7/5/2013	15,400,000
7,500,000		Illinois Development Finance Authority, (Series 1998) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 7/5/2013	7,500,000
5,100,000		Illinois Development Finance Authority, Revenue Bonds (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.100%, 7/5/2013	5,100,000
4,500,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B), 0.180%, 7/5/2013	4,500,000
12,115,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Lawrence Hall Youth Services)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 7/5/2013	12,115,000
7,490,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Saint Xavier University)/(Bank of America N.A. LOC), 0.090%, 7/5/2013	7,490,000
2,500,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.090%, 7/5/2013	2,500,000
12,300,000		Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.090%, 7/3/2013	12,300,000
11,250,000		Illinois Finance Authority, (Series 2008C-2B) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 7/3/2013	11,250,000
7,200,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (Carle Foundation)/(Northern Trust Co., Chicago, IL LOC), 0.060%, 7/5/2013	7,200,000
10,095,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2011-126C), 0.25% TOBs (Memorial Health System, Inc.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/12/2013	10,095,000
21,045,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2012-38C), 0.250% TOBs (Children's Memorial Hospital)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), Optional Tender 1/9/2014	21,045,000
16,000,000		Illinois State, (Series of June 2013), 4.00% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2014	16,548,640
5,000,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, Floater Certificates (Series 2008-3297) Weekly VRDNs (Credit Suisse, Zurich LIQ), 0.060%, 7/5/2013	5,000,000
11,440,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-321) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.190%, 7/5/2013	11,440,000
265,000		Upper Illinois River Valley Development Authority, (Series 2001) Weekly VRDNs (Tri-Con Materials, Inc.)/(Citibank NA, New York LOC), 1.010%, 7/5/2013	265,000
		TOTAL	240,623,640
		Indiana—2.2%
12,086,000		Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2013	12,182,581
8,850,000		Bluffton, IN EDRB, (Series 2002) Weekly VRDNs (Kroger Co.)/(Bank of Nova Scotia, Toronto LOC), 0.130%, 7/5/2013	8,850,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Indiana—continued
$6,000,000		Indiana Development Finance Authority, (Series 2012) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.100%, 7/3/2013	$6,000,000
19,470,000		Indiana State Finance Authority (Health System Bonds), (Series 2008B) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 7/5/2013	19,470,000
20,345,000	[3,4]	Indiana State Finance Authority (Hospital Revenue Bonds), Stage Trust (Series 2009-75C) Weekly VRDNs (Parkview Health System Obligated Group)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.160%, 7/5/2013	20,345,000
4,035,000		Jasper County, IN EDA, (Series 2010B) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 7/5/2013	4,035,000
12,330,000		Jasper, IN Hospital Authority, (Series 2008) Weekly VRDNs (Memorial Hospital & Health Care Center)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 7/5/2013	12,330,000
2,890,000		Winona Lake, IN EDRB, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC), 0.190%, 7/5/2013	2,890,000
		TOTAL	86,102,581
		Iowa—1.8%
10,000,000		Iowa Finance Authority—Health Facilities, (Series 2009B) Daily VRDNs (Iowa Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 7/1/2013	10,000,000
27,685,000		Iowa Finance Authority, (Series 2006A) Weekly VRDNs (Pointe at Cedar Rapids LLC)/(BMO Harris Bank, N.A. LOC), 0.090%, 7/5/2013	27,685,000
10,000,000		Iowa Finance Authority, (Series 2012) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.100%, 7/3/2013	10,000,000
15,000,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.100%, 7/5/2013	15,000,000
10,000,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.050%, 7/3/2013	10,000,000
		TOTAL	72,685,000
		Kentucky—1.2%
9,860,000		Carroll County, KY, (Series 2001) Weekly VRDNs (North American Stainless, LP)/(Fifth Third Bank, Cincinnati LOC), 0.240%, 7/5/2013	9,860,000
24,185,000		Georgetown, KY, (Series 2006) Weekly VRDNs (Georgetown College)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 7/5/2013	24,185,000
1,140,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC)/(Fifth Third Bank, Cincinnati LOC), 0.360%, 7/5/2013	1,140,000
10,680,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-1), 0.160%, 7/5/2013	10,680,000
		TOTAL	45,865,000
		Louisiana—2.5%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.170%, 7/3/2013	25,000,000
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(PNC Bank, N.A. LOC), 0.130%, 7/5/2013	3,000,000
12,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2002) Weekly VRDNs (Isidore Newman School)/(FHLB of Dallas LOC), 0.110%, 7/3/2013	12,000,000
3,090,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.110%, 7/3/2013	3,090,000
13,000,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.070%, 7/1/2013	13,000,000
8,575,000	[3,4]	Louisiana State Gas & Fuels Second Lien, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.060%, 7/5/2013	8,575,000
19,500,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 0.510%, 7/5/2013	19,500,000
13,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.330%, 7/3/2013	13,000,000
2,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.300%, 7/3/2013	2,000,000
		TOTAL	99,165,000
		Maine—1.1%
9,585,000		Maine State Housing Authority, (Series 2008E-1) Weekly VRDNs (Citibank NA, New York LIQ), 0.110%, 7/5/2013	9,585,000
25,600,000		Maine State Housing Authority, (Series 2008E-1) Weekly VRDNs (Citibank NA, New York LIQ), 0.110%, 7/5/2013	25,600,000
10,000,000		Maine State Housing Authority, (Series 2008H) Daily VRDNs (Bank of New York Mellon LIQ), 0.060%, 7/1/2013	10,000,000
		TOTAL	45,185,000
		Maryland—0.1%
2,832,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.120%, 7/2/2013	2,832,000
		Massachusetts—2.9%
7,720,000	[3,4]	Boston, MA Water & Sewer Commission, Municipal Securities Trust Receipts (Series 1996-SG-75) Weekly VRDNs (Societe Generale, Paris LIQ), 0.440%, 7/5/2013	7,720,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$11,810,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30), 0.19% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 10/9/2013	$11,810,000
4,000,000		Lowell, MA, 1.00% BANs, 9/13/2013	4,005,733
11,000,000		Marshfield, MA, 0.75% BANs, 12/2/2013	11,016,077
6,250,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series A-2) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 7/3/2013	6,250,000
4,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.150%, 7/5/2013	4,000,000
8,830,000	[3,4]	Massachusetts Bay Transportation Authority Sales Tax Revenue, BB&T Floater Certificate (Series 2029) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.060%, 7/5/2013	8,830,000
10,000,000		Massachusetts Development Finance Agency, (Issue 4), 0.30% CP (FHLB of Boston LOC), Mandatory Tender 1/14/2014	10,000,000
10,000,000		Massachusetts Development Finance Agency, (Series 2004), 0.45% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 8/9/2013	10,000,000
1,000,000		Massachusetts Development Finance Agency, (Series 2004), 0.50% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 8/9/2013	1,000,000
45,000		Massachusetts HEFA, (Series 2009) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.060%, 7/5/2013	45,000
6,000,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(RBS Citizens Bank N.A. LOC), 0.070%, 7/5/2013	6,000,000
4,900,000		Massachusetts IFA, (Series 1992B), 0.40% CP (New England Power Co.), Mandatory Tender 8/9/2013	4,900,000
1,185,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.060%, 7/3/2013	1,185,000
2,200,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 7/5/2013	2,200,000
2,000,000		Massachusetts State Health & Educational Facility, (2005 Series I) Weekly VRDNs (Amherst College), 0.060%, 7/5/2013	2,000,000
4,560,826		Pittsfield, MA, (Series A), 1.00% BANs, 4/23/2014	4,586,652
13,900,000		Rockland, MA, 1.25% BANs, 9/6/2013	13,919,547
5,905,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.150%, 7/5/2013	5,905,000
		TOTAL	115,373,009
		Michigan—0.6%
1,285,000		Michigan Finance Authority, (Series 2012B-1), 2.00% RANs, 8/20/2013	1,288,094
7,640,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (Diocese of Grand Rapids)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 7/5/2013	7,640,000
16,900,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 7/5/2013	16,900,000
		TOTAL	25,828,094
		Minnesota—0.2%
6,000,000		Rochester, MN Health Care Facility Authority, (Series 2000B), 0.19% CP (Mayo Clinic)/(U.S. Bank, N.A. LIQ), Mandatory Tender 10/29/2013	6,000,000
		Mississippi—1.2%
37,000,000		Mississippi Business Finance Corp., (Series 2007A) Weekly VRDNs (PSL-North America LLC)/(Wells Fargo Bank, N.A. LOC), 0.100%, 7/5/2013	37,000,000
4,860,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(FNMA LOC), 0.110%, 7/5/2013	4,860,000
7,240,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.110%, 7/5/2013	7,240,000
		TOTAL	49,100,000
		Missouri—1.0%
10,000,000		Buchanan County, MO Solid Waste Disposal, (Series 2009B) Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 0.090%, 7/5/2013	10,000,000
28,555,000		Missouri State HEFA, (Series B-2) Daily VRDNs (Saint Louis University)/(Bank of America N.A. LOC), 0.070%, 7/1/2013	28,555,000
		TOTAL	38,555,000
		Multi-State—5.9%
405,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2009-76) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.110%, 7/5/2013	405,000
22,815,000		FHLMC, Floater Certificates (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.100%, 7/5/2013	22,815,000
6,600,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1), Weekly VRDPs, (GTD by Deutsche Bank AG), 0.170%, 7/5/2013	6,600,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Multi-State—continued
$15,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., (2,118 Series 1), Weekly VRDPs, (GTD by Barclays Bank PLC), 0.160%, 7/5/2013	$15,000,000
70,000,000	[3,4]	Nuveen Municipal Advantage Fund, Inc., (Series 1), Weekly VRDPs, (GTD by JPMorgan Chase Bank, NA), 0.130%, 7/5/2013	70,000,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1), Weekly VRDPs, (GTD by Deutsche Bank AG), 0.210%, 7/5/2013	25,000,000
5,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., (Series 1), Weekly VRDPs, (GTD by JPMorgan Chase Bank, NA), 0.130%, 7/5/2013	5,000,000
65,000,000	[3,4]	Nuveen Quality Income Municipal Fund, Inc., (3884 Series 1), Weekly VRDPs, (GTD by JPMorgan Chase Bank, NA), 0.130%, 7/5/2013	65,000,000
25,000,000	[3,4]	Nuveen Select Quality Municipal Fund, Inc., (2,525 Series 1), Weekly VRDPs, (GTD by Barclays Bank PLC), 0.160%, 7/5/2013	25,000,000
		TOTAL	234,820,000
		Nebraska—0.4%
1,320,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(U.S. Bank, N.A. LOC), 0.310%, 7/5/2013	1,320,000
8,300,000		Stanton County, NE, (Series 1996) Weekly VRDNs (Nucor Corp.), 0.380%, 7/3/2013	8,300,000
4,880,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.090%, 7/5/2013	4,880,000
		TOTAL	14,500,000
		Nevada—1.4%
5,000,000		Clark County, NV Airport System, (Series C-2), 2.00% BANs, 7/1/2014	5,082,250
27,000,000		Clark County, NV Airport System, Junior Subordinate Lien Revenue Notes (Series 2012A-1), 2.00% BANs, 7/1/2013	27,000,000
10,655,000	[3,4]	Clark County, NV Highway Improvement, SPEARs (Series DBE-669) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 7/5/2013	10,655,000
13,020,000		Reno, NV Capital Improvement Revenue Bonds, (Series 2005A) Weekly VRDNs (Bank of America N.A. LOC), 0.080%, 7/5/2013	13,020,000
		TOTAL	55,757,250
		New Hampshire—0.8%
700,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.45% CP (New England Power Co.), Mandatory Tender 8/1/2013	700,000
4,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.45% CP (New England Power Co.), Mandatory Tender 8/9/2013	4,000,000
20,225,000	[3,4]	New Hampshire Health and Education Facilities Authority, PUTTERs (Series 4135) Weekly VRDNs (University System of New Hampshire)/(Berkshire Hathaway Assurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.090%, 7/5/2013	20,225,000
8,200,000		New Hampshire Higher Educational & Health Facilities Authority, Revenue Bonds (Series 2002) Weekly VRDNs (Dartmouth College, NH)/(JPMorgan Chase Bank, N.A. LIQ), 0.060%, 7/3/2013	8,200,000
		TOTAL	33,125,000
		New Jersey—3.1%
7,084,400		Bloomfield Township, NJ, 1.50% BANs, 1/17/2014	7,118,343
6,000,000		Evesham Township, NJ, 1.00% BANs, 10/23/2013	6,007,817
5,000,000		Freehold Township, NJ, 1.00% BANs, 12/18/2013	5,012,049
610,000	[3,4]	Garden State Preservation Trust, NJ, SPEARs (Series DBE-328) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 7/5/2013	610,000
7,980,000		Lakewood Township, NJ, (Series 2013A), 1.25% BANs, 7/1/2014	8,025,007
4,000,000		Lakewood Township, NJ, 1.50% BANs, 7/2/2013	4,000,078
13,028,447		Morristown, NJ, 1.25% BANs, 6/13/2014	13,120,852
2,500,000		New Jersey Health Care Facilities Financing Authority, (Series 2008B) Weekly VRDNs (AHS Hospital Corp.)/(Bank of America N.A. LOC), 0.060%, 7/5/2013	2,500,000
3,825,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.360%, 7/5/2013	3,825,000
15,535,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 7/5/2013	15,535,000
18,000,000	[3,4]	Nuveen New Jersey Investment Quality Municipal Fund, Inc., (Series 2), Weekly VRDPs, (GTD by Citibank NA, New York), 0.140%, 7/5/2013	18,000,000
20,000,000	[3,4]	Nuveen New Jersey Premium Income Municipal Fund, Inc., (Series 2), Weekly VRDPs, (GTD by Citibank NA, New York), 0.140%, 7/5/2013	20,000,000
9,000,000		Readington Township, NJ, 1.00% BANs, 1/31/2014	9,031,502
9,077,000		West Caldwell Township, NJ, 1.00% BANs, 4/23/2014	9,113,585
		TOTAL	121,899,233

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Mexico—0.1%
$2,000,000		Albuquerque, NM IDRB, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 7/5/2013	$2,000,000
		New York—6.2%
10,023,858		Afton, NY CSD, 1.25% BANs, 6/27/2014	10,102,773
18,200,000		Corning, NY City School District, 1.50% BANs, 2/14/2014	18,337,142
20,000,000		Middletown, NY City School District, 1.00% BANs, 9/26/2013	20,033,223
10,960,000	[3,4]	New York City, NY Municipal Water Finance Authority, Stage Trust (Series 2012-105C), 0.37% TOBs (Wells Fargo Bank, N.A. LIQ) 12/5/2013	10,960,000
33,950,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.110%, 7/5/2013	33,950,000
39,000,000		New York City, NY, (Fiscal 2008 Subseries D-4) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.100%, 7/5/2013	39,000,000
25,700,000		New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 0.120%, 7/5/2013	25,700,000
15,500,000		New York State Environmental Facilities Corp. Sewer & Solid Waste Disposal, (Series 2002B) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 7/5/2013	15,500,000
5,500,000		Nuveen NY AMT-Free Municipal Income Fund, (Series 1), Weekly VRDPs, (GTD by Citibank NA, New York), 0.140%, 7/5/2013	5,500,000
31,000,000		Nuveen NY AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (GTD by Citibank NA, New York), 0.140%, 7/5/2013	31,000,000
31,000,000		Nuveen NY AMT-Free Municipal Income Fund, (Series 3), Weekly VRDPs, (GTD by Citibank NA, New York), 0.140%, 7/5/2013	31,000,000
6,000,000		Nuveen NY AMT-Free Municipal Income Fund, (Series 4), Weekly VRDPs, (GTD by Deutsche Bank AG), 0.160%, 7/5/2013	6,000,000
		TOTAL	247,083,138
		North Carolina—2.9%
3,000,000	[3,4]	Charlotte-Mecklenburg Hospital Authority, NC, ROCs (Series 11963) Weekly VRDNs (Carolinas HealthCare System)/(Citibank NA, New York LIQ), 0.070%, 7/5/2013	3,000,000
850,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.060%, 7/3/2013	850,000
760,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Queens College)/(Bank of America N.A. LOC), 0.080%, 7/5/2013	760,000
1,400,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Westchester Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.160%, 7/5/2013	1,400,000
1,000,000		North Carolina Capital Facilities Finance Agency, (Series 2009) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 0.070%, 7/5/2013	1,000,000
8,400,000		North Carolina Capital Facilities Finance Agency, (Series 2011) Weekly VRDNs (Elon University)/(U.S. Bank, N.A. LOC), 0.060%, 7/3/2013	8,400,000
10,000,000	[3,4]	North Carolina Capital Facilities Finance Agency, Stage Trust (Series 2010-14C), 0.30% TOBs (Duke Energy Corp.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/25/2013	10,000,000
7,725,000	[3,4]	North Carolina Eastern Municipal Power Agency, SPEARs (Series DBE-1055) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 7/5/2013	7,725,000
1,400,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Greensboro Montessory School)/(Wells Fargo Bank, N.A. LOC), 0.160%, 7/5/2013	1,400,000
5,980,000		North Carolina Medical Care Commission, (Moses H. Cone Memorial), 7 Month Windows MVRENs (Series 2011B), 0.180%, 7/5/2013	5,980,000
1,000,000		North Carolina Medical Care Commission, (Series 2004A) Weekly VRDNs (Moses H. Cone Memorial), 0.070%, 7/5/2013	1,000,000
5,000,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 0.070%, 7/5/2013	5,000,000
46,795,000		North Carolina Medical Care Commission, (Series 2008B-1) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Branch Banking & Trust Co. LOC), 0.060%, 7/3/2013	46,795,000
9,995,000	[3,4]	North Carolina Medical Care Commission, Stage Trust (Series 2012-92C), 0.37% TOBs (Wake Forest Baptist Obligated Group)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 11/14/2013	9,995,000
2,000,000	[3,4]	North Carolina State Turnpike Authority, SPEARs (Series DB-1044) Weekly VRDNs (North Carolina State)/(Deutsche Bank AG LIQ), 0.080%, 7/5/2013	2,000,000
1,600,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.060%, 7/3/2013	1,600,000
5,590,000		Raleigh, NC, MVRENs (Series 2009), 0.160%, 7/5/2013	5,590,000
1,000,000	[3,4]	University of North Carolina at Chapel Hill, ROCs (Series 12234) Weekly VRDNs (Citibank NA, New York LIQ), 0.060%, 7/5/2013	1,000,000
		TOTAL	113,495,000
		Ohio—2.1%
3,400,000		Allen County, OH, (Series 2008A) Daily VRDNs (Catholic Healthcare Partners)/(Bank of America N.A. LOC), 0.090%, 7/1/2013	3,400,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Ohio—continued
$5,900,000		Cuyahoga County, OH, (Series 2008A) Weekly VRDNs (Berea Children's Home)/(Key Bank, N.A. LOC), 0.190%, 7/5/2013	$5,900,000
6,100,000		Evendale, OH, (Series 1985) Weekly VRDNs (SHV Real Estate, Inc.)/(GTD by Nucor Corp.), 0.360%, 7/3/2013	6,100,000
14,010,000		Lake County, OH Port Authority, (Series 2008) Weekly VRDNs (Lake Erie College)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 7/5/2013	14,010,000
13,000,000		Ohio State Higher Educational Facility Commission, (Series 2013B-2) Daily VRDNs (Cleveland Clinic)/(Bank of New York Mellon LIQ), 0.050%, 7/1/2013	13,000,000
7,380,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.060%, 7/5/2013	7,380,000
5,155,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 0.230%, 7/5/2013	5,155,000
4,355,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.240%, 7/5/2013	4,355,000
19,000,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 7/5/2013	19,000,000
5,215,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 0.240%, 7/5/2013	5,215,000
		TOTAL	83,515,000
		Oklahoma—2.0%
33,950,000		Oklahoma State Turnpike Authority, (Series 2006E) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 7/1/2013	33,950,000
10,000,000		Oklahoma State Turnpike Authority, (Series 2006F) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 7/1/2013	10,000,000
35,465,000		University Hospitals Trust, OK, (Series 2005A) Weekly VRDNs (Bank of America N.A. LOC), 0.090%, 7/3/2013	35,465,000
		TOTAL	79,415,000
		Oregon—1.1%
25,000,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.120%, 7/5/2013	25,000,000
20,000,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.120%, 7/5/2013	20,000,000
		TOTAL	45,000,000
		Pennsylvania—0.9%
7,000,000	[3,4]	Allegheny County, PA HDA, PUTTERs (Series 4323), 0.110% TOBs (UPMC Health System)/(JPMorgan Chase Bank, N.A. LIQ) 7/5/2013	7,000,000
7,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, (1125 Series 2), Weekly VRDPs, (GTD by Royal Bank of Canada), 0.160%, 7/5/2013	7,000,000
22,000,000	[3,4]	Nuveen Pennsylvania Premium Income Municipal Fund 2, (1050 Series 2), Weekly VRDPs, (GTD by Royal Bank of Canada), 0.160%, 7/5/2013	22,000,000
300,000		Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC), 0.140%, 7/5/2013	300,000
		TOTAL	36,300,000
		Rhode Island—0.5%
15,870,000		Rhode Island State Health and Educational Building Corp. Weekly VRDNs (Providence College)/(RBS Citizens Bank N.A. LOC), 0.130%, 7/3/2013	15,870,000
4,750,000		Rhode Island State Health and Educational Building Corp., (Series 2003) Weekly VRDNs (St. John Baptist De La Salle Institute)/(RBS Citizens Bank N.A. LOC), 0.180%, 7/3/2013	4,750,000
		TOTAL	20,620,000
		South Carolina—0.5%
10,000,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.380%, 7/3/2013	10,000,000
9,995,000	[3,4]	South Carolina Transportation Infrastructure Bank, Stage Trust (Series 2012-89C), 0.30% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/8/2013	9,995,000
		TOTAL	19,995,000
		Tennessee—2.4%
15,975,000		Memphis, TN, (Series 2012), 3.00% BANs, 4/1/2014	16,310,339
11,840,000		Memphis-Shelby County, TN Industrial Development Board, (Series 1999) Weekly VRDNs (UT Medical Group, Inc.)/(SunTrust Bank LOC), 0.280%, 7/5/2013	11,840,000
14,805,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Credit Group), MVRENs (Series 2001B-1), 0.150%, 7/5/2013	14,805,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Tennessee—continued
$10,800,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008A) Weekly VRDNs (Societe Generale, Paris LOC), 0.180%, 7/3/2013	$10,800,000
11,140,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.150%, 7/3/2013	11,140,000
30,700,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-B-1) Weekly VRDNs (Sevier County, TN)/(Bank of America N.A. LOC), 0.150%, 7/3/2013	30,700,000
		TOTAL	95,595,339
		Texas—11.7%
7,495,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008B) Daily VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 7/1/2013	7,495,000
4,705,000	[3,4]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 7/5/2013	4,705,000
4,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2001) Weekly VRDNs (American Acryl LP)/(Credit Agricole Corporate and Investment Bank LOC), 0.600%, 7/5/2013	4,000,000
9,135,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.050%, 7/1/2013	9,135,000
103,440,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(JPMorgan Chase Bank, N.A. and Wells Fargo Bank, N.A. LIQs), 0.080%, 7/5/2013	103,440,000
32,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wells Fargo Bank, N.A. LIQs), 0.110%, 7/5/2013	32,000,000
10,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.070%, 7/3/2013	10,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.070%, 7/3/2013	21,000,000
29,690,000	[3,4]	San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts (Series 1997-SG-104) Weekly VRDNs (Societe Generale, Paris LIQ)/(United States Treasury PRF), 0.410%, 7/5/2013	29,690,000
9,965,000	[3,4]	San Antonio, TX Public Facilities Corp., Clipper Tax-Exempt Certificates Trust (Series 2012-3AX) Weekly VRDNs (San Antonio, TX)/(State Street Bank and Trust Co. LIQ), 0.060%, 7/5/2013	9,965,000
4,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Baylor Health Care System), MVRENs (Series 2013B) , 0.150%, 7/5/2013	4,000,000
15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(FNMA LOC), 0.110%, 7/5/2013	15,000,000
15,000,000		Texas State, (Series 2012), 2.50% TRANs, 8/30/2013	15,057,273
110,000,000	[3,4]	Texas State, PUTTERs (Series 4262) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 7/1/2013	110,000,000
73,200,000	[3,4]	Texas State, PUTTERs (Series 4263) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 7/1/2013	73,200,000
12,650,000	[3,4]	University of North Texas System, SPEARs (Series DBE-491) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.070%, 7/5/2013	12,650,000
6,000,000	[3,4]	University of Texas System (The Board of Regents of), Clippers (Series 2013-7AX) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.060%, 7/5/2013	6,000,000
		TOTAL	467,337,273
		Utah—0.2%
7,055,000		Murray City, Utah Hospital Revenue, (Series 2005A) Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 0.060%, 7/1/2013	7,055,000
2,000,000		St. George, UT IDRB, (Series 2010) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.080%, 7/5/2013	2,000,000
		TOTAL	9,055,000
		Virginia—0.7%
5,945,000		Fairfax County, VA IDA, (Inova Health System), MVRENs (Series 2012 C), 0.140%, 7/5/2013	5,945,000
1,450,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 0.70% CP (Virginia Electric & Power Co.), Mandatory Tender 8/2/2013	1,450,000
965,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 7/5/2013	965,000
8,965,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2005) Weekly VRDNs (E2F Student Housing I, LLC)/(Bank of America N.A. LOC), 0.150%, 7/5/2013	8,965,000
5,330,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2008) Daily VRDNs (Old Dominion University)/(Bank of America N.A. LOC), 0.090%, 7/1/2013	5,330,000
2,130,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 0.180%, 7/3/2013	2,130,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Virginia—continued
$5,000,000		Virginia Small Business Financing Authority, (Series 2008) Daily VRDNs (Virginia State University Real Estate Foundation)/(Bank of America N.A. LOC), 0.090%, 7/1/2013	$5,000,000
		TOTAL	29,785,000
		Washington—0.7%
13,650,000		Washington State EDFA, (Series 2000I) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.120%, 7/3/2013	13,650,000
4,985,000		Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(Union Bank, N.A. LOC), 0.100%, 7/3/2013	4,985,000
5,540,000		Washington State Housing Finance Commission, (Series 2005 B) Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 0.140%, 7/5/2013	5,540,000
5,545,000		Washington State Housing Finance Commission, (Series 2005A) Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 0.140%, 7/5/2013	5,545,000
		TOTAL	29,720,000
		West Virginia—1.2%
18,500,000		Grant County, WV County Commission, PCRB (Series 1994), 0.37% CP (Virginia Electric & Power Co.), Mandatory Tender 7/17/2013	18,500,000
30,080,000		West Virginia State Hospital Finance Authority, (Series 2006) Weekly VRDNs (Pallottine Health Services, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.180%, 7/5/2013	30,080,000
		TOTAL	48,580,000
		Wisconsin—3.7%
2,650,000		Combined Locks, WI PCRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 7/5/2013	2,650,000
4,250,000		Menasha, WI Joint School District, (Series 2013A), 1.50% BANs, 2/3/2014	4,266,235
10,000,000		Milwaukee, WI, (Series 2012 C-6), 0.180%, 7/15/2013	10,000,000
8,550,000		Whitewater, WI CDA, (Series 2007) Weekly VRDNs (Wisconsin Housing Preservation Corp.)/(BMO Harris Bank, N.A. LOC), 0.070%, 7/5/2013	8,550,000
10,000,000		Wisconsin Health & Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2013B), 0.120%, 7/5/2013	10,000,000
15,000,000		Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.19% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 8/7/2013	15,000,000
16,100,000		Wisconsin Housing & EDA, (Series A) Weekly VRDNs (FHLB of Chicago LIQ), 0.100%, 7/5/2013	16,100,000
9,535,000		Wisconsin State HEFA, (Series 2007) Weekly VRDNs (Benevolent Corporation Cedar Community)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 7/5/2013	9,535,000
11,775,000	[3,4]	Wisconsin State HEFA, Stage Trust (Series 2008-43C), 0.30% TOBs (Medical College of Wisconsin, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 7/25/2013	11,775,000
60,110,000		Wisconsin State, GO Extendible Municipal CP, 0.150%—0.180%, 7/1/2013 - 10/1/2013	60,110,000
		TOTAL	147,986,235
		Wyoming—0.5%
8,495,000		Cheyenne, WY Revenue Bonds, (Series 2007) Weekly VRDNs (St. Mary's School)/(Key Bank, N.A. LOC), 0.130%, 7/5/2013	8,495,000
10,000,000		Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.110%, 7/3/2013	10,000,000
		TOTAL	18,495,000
		TOTAL SHORT-TERM MUNICIPALS—102.0% (AT AMORTIZED COST)[5]	4,056,173,627
		OTHER ASSETS AND LIABILITIES - NET—(2.0)%[6]	(78,015,076)
		TOTAL NET ASSETS—100%	$3,978,158,551
Securities that are subject to the federal alternative minimum tax (AMT) represent 18.7% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At June 30, 2013, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.0%	3.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2013, these restricted securities amounted to $1,272,620,000, which represented 32.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2013, these liquid restricted securities amounted to $1,272,620,000, which represented 32.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Passport Research. Ltd. (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
COL	—Collateralized
CP	—Commercial Paper
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRB	—Industrial Development Revenue Bond
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MMMs	—Money Market Municipals
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PRF	—Prerefunded
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 27, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 27, 2013